Accrued liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued liabilities and other liabilities
Schedule of accrued liabilities and other liabilities

	As of December 31,
	2022	2023
Current
Rebates payable to customers	677	841
VAT and other taxes payable	8,597	8,394
Security deposit received from customers	822	789
Accrued employee benefits	10,567	9,690
Accrued professional fees	4,048	3,799
Accrued marketing and hosting expenses	1,257	1,250
Consideration payable (Note 4(b))	3,458	—
Advance from a former non-controlling interest shareholder (Note)	500	—
Others	613	563
	30,539	25,326

Non-current
Deferred other income	368	—
Consideration payable (Note 4(b))	1,703	—
Severance liabilities	—	38
	2,071	38